Future Annual Maturities of All Debt Obligations (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
2013	$ 4,916,078
2014	5,533,014
2015	210,364,133
2016	70,152,675
2017	832,862
Thereafter	413,354,653
Debt instrument carrying amount	705,153,415	600,473,578
Aviv Healthcare Properties Limited Partnership and Subsidiaries
2013	4,916,078
2014	5,533,014
2015	210,364,133
2016	70,152,675
2017	832,862
Thereafter	413,354,653
Debt instrument carrying amount	$ 705,153,415	$ 600,473,578